Supplement dated June 17, 2024 to the Prospectus and Summary Prospectus, each dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES STRATEGIC ALPHA FUND
LOOMIS SAYLES STRATEGIC INCOME FUND
NATIXIS OAKMARK FUND
NATIXIS U.S. EQUITY OPPORTUNITIES FUND
(each, a “Fund”)
LOOMIS SAYLES STRATEGIC ALPHA FUND
Effective July 1, 2024, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.98%, 1.73%, 0.68%, 0.98% and 0.73% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.11%	0.18%[1]	0.18%
Total annual fund operating expenses	1.03%	1.78%	0.71%	1.03%	0.78%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%	0.03%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.73%	0.68%	0.98%	0.73%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.98%, 1.73%, 0.68%, 0.98% and 0.73% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$521	$730	$961	$1,623
Class C	$276	$551	$956	$1,889
Class N	$69	$221	$390	$877
Class T	$347	$561	$796	$1,470
Class Y	$75	$240	$424	$957

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$176	$551	$956	$1,889

LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2024, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.92%, 1.67%, 0.62%, 0.92%, 0.67% and 1.17% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.17%	0.17%	0.08%	0.17%[1]	0.17%	0.42%[2]
Total annual fund operating expenses	1.00%	1.75%	0.66%	1.00%	0.75%	1.25%
Fee waiver and/or expense reimbursement[3]	0.08%	0.08%	0.04%	0.08%	0.08%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.92%	1.67%	0.62%	0.92%	0.67%	1.17%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.92%, 1.67%, 0.62%, 0.92%, 0.67% and 1.17% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$515	$716	$940	$1,584
Class C	$270	$536	$935	$1,852
Class N	$63	$204	$360	$815
Class T	$342	$546	$774	$1,431
Class Y	$68	$225	$402	$916
Admin Class	$119	$382	$672	$1,498

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$170	$536	$935	$1,852

NATIXIS OAKMARK FUND
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.03%, 1.78%, 0.73%, 1.03% and 0.78% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.23%	0.23%	0.36%	0.23%[1]	0.23%
Total annual fund operating expenses	1.15%	1.90%	1.03%	1.15%	0.90%
Fee waiver and/or expense reimbursement[2,3]	0.12%	0.12%	0.30%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%	1.78%	0.73%	1.03%	0.78%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.03%, 1.78%, 0.73%, 1.03% and 0.78% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses

After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$674	$898	$1,151	$1,873
Class C	$281	$575	$1,006	$2,008
Class N	$75	$272	$514	$1,208
Class T	$352	$584	$846	$1,593
Class Y	$80	$265	$476	$1,087

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$181	$575	$1,006	$2,008

NATIXIS U.S. EQUITY OPPORTUNITIES FUND
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.08%, 1.83%, 0.78%, 1.08% and 0.83% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.71%	0.17%[2]	0.17%
Total annual fund operating expenses	1.09%	1.84%	1.38%	1.09%	0.84%
Fee waiver and/or expense reimbursement[3,4]	0.01%	0.01%	0.61%	0.01%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08%	1.83%	0.77%	1.08%	0.83%

[1]
The Fund’s operating expenses have been adjusted to reflect a reduction in management fees, effective as of July 1, 2023, as if such reduction had been in effect during the fiscal year ended December 31, 2023. The information has been adjusted to better reflect anticipated expenses of the Fund.

[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.08%, 1.83%, 0.78%, 1.08% and 0.83% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. Natixis Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example for Class N shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$679	$900	$1,140	$1,826
Class C	$286	$577	$994	$1,961
Class N	$79	$324	$646	$1,558
Class T	$357	$586	$834	$1,544
Class Y	$85	$266	$464	$1,035

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$186	$577	$994	$1,961

Supplement dated June 17, 2024 to the Statement of Additional Information, each dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES STRATEGIC ALPHA FUND
LOOMIS SAYLES STRATEGIC INCOME FUND
NATIXIS OAKMARK FUND
NATIXIS U.S. EQUITY OPPORTUNITIES FUND
(each, a “Fund”)
LOOMIS SAYLES STRATEGIC ALPHA FUND
Effective July 1, 2024, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.98%, 1.73%, 0.68%, 0.98% and 0.73% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Strategic Alpha Fund*
Class A	0.98%	July 1, 2024
Class C	1.73%	July 1, 2024
Class N	0.68%	July 1, 2024
Class T	0.98%	July 1, 2024
Class Y	0.73%	July 1, 2024

*
Natixis Advisors will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2024, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.92%, 1.67%, 0.62%, 0.92%, 0.67% and 1.17% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Strategic Income Fund*
Class A	0.92%	July 1, 2024
Class C	1.67%	July 1, 2024
Class N	0.62%	July 1, 2024
Class T	0.92%	July 1, 2024
Class Y	0.67%	July 1, 2024
Admin Class Shares	1.17%	July 1, 2024

*
Natixis Advisors will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS OAKMARK FUND
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.03%, 1.78%, 0.73%, 1.03% and 0.78% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Natixis Oakmark Fund**
Class A	1.03%	July 1, 2024
Class C	1.78%	July 1, 2024
Class N	0.73%	July 1, 2024
Class T	1.03%	July 1, 2024
Class Y	0.78%	July 1, 2024

**
Natixis Advisors and Harris Associates L.P. (“Harris Associates”) have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub‑advisory fees, respectively.

NATIXIS U.S. EQUITY OPPORTUNITIES FUND
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.08%, 1.83%, 0.78%, 1.08% and 0.83% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Natixis U.S. Equity Opportunities Fund***
Class A	1.08%	July 1, 2024
Class C	1.83%	July 1, 2024
Class N	0.78%	July 1, 2024
Class T	1.08%	July 1, 2024
Class Y	0.83%	July 1, 2024

***	Natixis Advisors and each subadviser have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub‑advisory fees, respectively.